Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Share Capital [Member]	Contributed Surplus [Member]	Warrants [Member]	Deficit [Member]	Total
Balance at Dec. 31, 2017	$ 70,113	$ 6,375	$ 674	$ (70,819)	$ 6,343
Net loss and comprehensive loss for the period				(21,935)	(21,935)
Issuance of shares in public offering	14,375				14,375
Share issuance costs	(1,480)				(1,480)
Deferred share units settled in shares:
Redemption of DSUs, net of applicable taxes	220				220
Issuance of broker warrants			332		332
Exercise of warrants	5,480		(591)		4,889
Employee share options:
Value of services recognized		1,182			1,182
Exercise of options	1,444	(1,053)			391
Balance at Dec. 31, 2018	90,152	6,504	415	(92,754)	4,317
Net loss and comprehensive loss for the period				(27,365)	(27,365)
Issuance of shares in public offering	29,456				29,456
Share issuance costs	(2,499)				(2,499)
Deferred share units settled in shares:
Reclassification of units to equity-settled		955			955
Value of services recognized		290			290
Exercise of warrants	82		(21)		61
Expiry of warrants		62	(62)
Employee share options:
Value of services recognized		1,138			1,138
Exercise of options	353	(258)			95
Balance at Dec. 31, 2019	$ 117,544	$ 8,691	$ 332	$ (120,119)	$ 6,448